Face value - USD ($)	8 Months Ended	9 Months Ended		12 Months Ended
	Aug. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest accrued		$ 84,945		$ 24,320
Repayment of notes payable		$ 451,661
Note Payable Related Party [Member] | Chief Executive Officer [Member]
Debt Instrument [Line Items]
Face value				$ 143,661	$ 128,269
Interest rate				12.00%	12.00%
Debt Instrument, Maturity Date				Dec. 31, 2021	Dec. 31, 2020
Interest accrued				$ 15,392
Accrued interest	$ 12,929
Repayment of notes payable	$ 156,590